Financial risk management - Liquidity risk (Details) - Liquidity risk - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Non-derivative financial liabilities
Borrowings, excluding finance lease liabilities	£ (28,148)	£ (26,089)
Interest payments on borrowings	(15,719)	(14,948)
Finance lease liabilities	(310)	(313)
Other non-interest-bearing liabilities	(3,646)	(3,199)
Derivative financial assets
Financial liabilities	(48,300)	(44,507)
Derivative contracts – receipts
Derivative financial assets
Derivative contracts – receipts/payments	4,464	13,621
Derivative contracts – payments
Derivative financial assets
Derivative contracts – receipts/payments	(3,368)	(12,358)
Derivative contracts – receipts
Derivative financial liabilities
Derivative contracts – receipts/payments	7,471	2,244
Derivative contracts – payments
Derivative financial liabilities
Derivative contracts – receipts/payments	(8,949)	(3,327)
Commodity contract derivatives
Derivative financial liabilities
Commodity contract derivatives	(95)	(138)
Less than 1 year
Non-derivative financial liabilities
Borrowings, excluding finance lease liabilities	(4,129)	(4,099)
Interest payments on borrowings	(800)	(730)
Finance lease liabilities	(72)	(60)
Other non-interest-bearing liabilities	(3,306)	(2,840)
Derivative financial assets
Financial liabilities	(8,079)	(7,630)
Less than 1 year | Derivative contracts – receipts
Derivative financial assets
Derivative contracts – receipts/payments	1,928	6,536
Less than 1 year | Derivative contracts – payments
Derivative financial assets
Derivative contracts – receipts/payments	(1,251)	(6,000)
Less than 1 year | Derivative contracts – receipts
Derivative financial liabilities
Derivative contracts – receipts/payments	3,045	1,111
Less than 1 year | Derivative contracts – payments
Derivative financial liabilities
Derivative contracts – receipts/payments	(3,421)	(1,468)
Less than 1 year | Commodity contract derivatives
Derivative financial liabilities
Commodity contract derivatives	(73)	(80)
In 1 to 2 years
Non-derivative financial liabilities
Borrowings, excluding finance lease liabilities	(2,348)	(1,642)
Interest payments on borrowings	(733)	(692)
Finance lease liabilities	(63)	(60)
Other non-interest-bearing liabilities	(340)	(359)
Derivative financial assets
Financial liabilities	(3,727)	(2,448)
In 1 to 2 years | Derivative contracts – receipts
Derivative financial assets
Derivative contracts – receipts/payments	561	2,225
In 1 to 2 years | Derivative contracts – payments
Derivative financial assets
Derivative contracts – receipts/payments	(459)	(1,703)
In 1 to 2 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative contracts – receipts/payments	1,703	424
In 1 to 2 years | Derivative contracts – payments
Derivative financial liabilities
Derivative contracts – receipts/payments	(2,029)	(608)
In 1 to 2 years | Commodity contract derivatives
Derivative financial liabilities
Commodity contract derivatives	(19)	(33)
In 2 to 3 years
Non-derivative financial liabilities
Borrowings, excluding finance lease liabilities	(1,998)	(2,325)
Interest payments on borrowings	(721)	(629)
Finance lease liabilities	(52)	(45)
Other non-interest-bearing liabilities	0	0
Derivative financial assets
Financial liabilities	(2,753)	(3,083)
In 2 to 3 years | Derivative contracts – receipts
Derivative financial assets
Derivative contracts – receipts/payments	863	1,726
In 2 to 3 years | Derivative contracts – payments
Derivative financial assets
Derivative contracts – receipts/payments	(783)	(1,678)
In 2 to 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative contracts – receipts/payments	163	441
In 2 to 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative contracts – receipts/payments	(223)	(547)
In 2 to 3 years | Commodity contract derivatives
Derivative financial liabilities
Commodity contract derivatives	(2)	(26)
More than 3 years
Non-derivative financial liabilities
Borrowings, excluding finance lease liabilities	(19,673)	(18,023)
Interest payments on borrowings	(13,465)	(12,897)
Finance lease liabilities	(123)	(148)
Other non-interest-bearing liabilities	0	0
Derivative financial assets
Financial liabilities	(33,741)	(31,346)
More than 3 years | Derivative contracts – receipts
Derivative financial assets
Derivative contracts – receipts/payments	1,112	3,134
More than 3 years | Derivative contracts – payments
Derivative financial assets
Derivative contracts – receipts/payments	(875)	(2,977)
More than 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative contracts – receipts/payments	2,560	268
More than 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative contracts – receipts/payments	(3,276)	(704)
More than 3 years | Commodity contract derivatives
Derivative financial liabilities
Commodity contract derivatives	£ (1)	£ 1